Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about derivative financial instruments

	December 31, 2023	December 31, 2022
Derivative instrument assets
Current
Foreign exchange contracts	$5,621	$112
Fuel contracts	534	2,572
Gold contracts	495	—
Royal Gold deliverables(1)	1,275	1,410
Copper contracts	2,379	7,697
	10,304	11,791
Non-current
Foreign exchange contracts	5,240	633
Fuel contracts	92	444
Copper contracts	—	4,450
	5,332	5,527
Total derivative instrument assets	$15,636	$17,318

Derivative instrument liabilities
Current
Foreign exchange contracts	$2,272	$14,088
Fuel contracts	624	80
Royal Gold deliverables(1)	69	21
	2,965	14,189
Non-current
Foreign exchange contracts	—	4,575
Fuel contracts	366	13
	366	4,588
Total derivative instrument liabilities	$3,331	$18,777
(1)Relates to Royal Gold deliverables, which are gold and copper forward contracts for gold ounces and copper pounds, respectively, payable to Royal Gold.

Disclosure of detailed information about hedges
The derivative instruments outstanding as at December 31, 2023 that are accounted for as cash flow hedges are summarized below:

		Average Strike Price				Total Position(1)
Instrument	Unit	2024	2025	2026	Type
Fuel hedge contracts
ULSD zero-cost collars	Barrels	$99/$111	$102/$113	N/A	Fixed	45,000
ULSD swap contracts	Barrels	$108	$111	$102	Fixed	137,100
Foreign exchange contracts
US$/C$ zero-cost collars	CAD	$1.30/$1.36	$1.32/$1.38	N/A	Fixed	363,000,000
US$/C$ forward contracts	CAD	$1.34	$1.35	$1.37	Fixed	421,000,000
Copper contracts
Copper zero-cost collars	Pounds	$4.00/$5.06	N/A	N/A	Fixed	9,920,790
(1)Total amounts expressed in the units identified.

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting
The table below provides a breakdown of the changes in the fair value of these derivative contracts recognized in other comprehensive income (“OCI”) and the portion of the fair value changes reclassified to the statements of loss:

	2023	2022
Increase (decrease) in the fair value of derivative financial instruments	$18,038	$(22,616)
Reclassified to net loss	(7,264)	13,028
Increase (decrease) in the fair value of derivative instruments included in OCI(1)	$10,774	$(9,588)
(1)Includes tax expense of $2.8 million for the year ended December 31, 2023 (2022 - tax recovery nil).

Disclosure of derivative financial instruments
The non-hedge derivative instruments outstanding as at December 31, 2023 are expected to settle by the end of the second quarter of 2024, and are summarized as follows:

Instrument	Unit	Type	Total Position(1)
Gold Options
Gold put option contracts	Ounces	Fixed	50,000
Royal Gold deliverables
Gold forward contracts	Ounces	Float	24,366
Copper forward contracts	Pounds	Float	4,960,000
(1)Total amounts expressed in the units identified.

Sensitivity analysis for types of market risk
The following table is a sensitivity analysis of what the fair value would be due to an increase or a decrease of 10% in the price of all derivative instruments outstanding as at December 31, 2023:

	Fair value December 31, 2023	Fair value after increase of 10%	Fair value after decrease of 10%
Royal Gold deliverables	$1,206	$8,139	$(5,726)
Gold Contracts	$495	$—	$5,942
Copper contracts	$2,379	$551	$5,292
Fuel contracts	$(364)	$783	$(1,500)
Foreign exchange contracts	$8,589	$58,284	$(45,814)

Disclosure of fair value of financial instruments
The amount of trade receivables related to the sales of gold and copper concentrate and molybdenum products prior to mark-to-market adjustment, the mark-to-market adjustment made during the period, and the fair value of provisionally-priced receivables as at December 31, 2023 and December 31, 2022, are summarized as follows:

	December 31, 2023	December 31, 2022
Trade receivables prior to mark-to-market adjustment	$27,313	$29,624
Mark-to-market adjustment related to gold and copper concentrate sold	2,677	7,294
Mark-to-market adjustment related to molybdenum products sold	174	3,775
Provisionally-priced trade receivables	$30,164	$40,693
Accounts payable related to the purchase of molybdenum concentrate prior to fair value adjustment, the fair value adjustments made during the period, and the fair value of provisionally-priced payables as at December 31, 2023 and December 31, 2022, are summarized as follows:

	December 31, 2023	December 31, 2022
Accounts payable prior to fair value adjustment	$11,619	$28,453
Fair value adjustment to molybdenum concentrate	859	35,743
Provisionally-priced accounts payable	$12,478	$64,196
Classification and the fair value measurement by the level of financial assets and liabilities in the consolidated statements of financial position were as follows:

December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced trade receivables	$—	$30,164	$—	$30,164
Marketable securities	2,834	—	—	2,834
Derivative financial instruments	—	15,636	—	15,636
	$2,834	$45,800	$—	$48,634

Financial liabilities
Provisionally-priced accounts payable	$—	$12,478	$—	$12,478
Derivative financial instruments	—	3,331	—	3,331
	$—	$15,809	$—	$15,809

December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced trade receivables	$—	$40,693	$—	$40,693
Marketable securities	830	—	—	830
Derivative financial instruments	—	17,318	—	17,318
	$830	$58,011	$—	$58,841

Financial liabilities
Provisionally-priced accounts payable	$—	$64,196	$—	$64,196
Deferred milestone payment to Waterton	—	30,871	—	30,871
Derivative financial instruments	—	18,777	—	18,777
	$—	$113,844	$—	$113,844

Disclosure of contracts awaiting final pricing
As at December 31, 2023 and December 31, 2022, the Company’s net receivable position consists of copper, gold, and molybdenum sales contracts awaiting final pricing and is summarized as follows:

		Sales awaiting final pricing		Mark-to-market average price ($/unit)
	Unit	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Copper	Pounds	11,850,994	17,439,697	3.89	3.81
Gold	Ounces	26,889	33,672	2,074	1,831
Molybdenum	Pounds	102,599	563,302	20.09	26.88
As at December 31, 2023 and December 31, 2022, the Company’s net position of molybdenum purchase contracts awaiting final pricing can be summarized as follows:

		Purchases awaiting final pricing		Fair value price ($/unit)
	Unit	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Molybdenum	Pounds	1,404,923	3,308,436	$18.88	$31.00